Credit risk management	12 Months Ended
Sep. 30, 2025
Credit risk management
Credit risk management

Note 11.Credit risk management

		Note
Index	Note name	number
Credit risk	Credit risk management framework	11.1
The risk of financial loss where a customer or counterparty fails to meet their financial obligations to Westpac.	Credit risk ratings system	11.2
	Credit risk concentrations and maximum exposure to credit risk	11.3
	Credit quality of financial assets	11.4
	Credit risk mitigation, collateral and other credit enhancements	11.5

11.1.  Credit risk management framework

Please refer to Note 21.1 for details of Westpac’s overall risk management framework.

●	Westpac maintains a Credit Risk Management Framework, Credit Risk Management Strategy, Credit Risk Appetite Statement, and a number of supporting policies that define roles and responsibilities, acceptable practices, limits and key controls.
●	The Credit Risk Management Framework describes Westpac’s approach to managing Credit Risk and to deliver fair customer outcomes. It includes the following components: business strategy, risk identification, risk appetite, stress testing and scenario analysis, people and infrastructure, controls, monitoring and reporting, and governance.
●	The BRiskC, Westpac Group Executive Risk Committee (RISKCO) and Westpac Group Credit Risk Committee (CREDCO) monitor the risk profile, performance and management of Westpac’s credit portfolio and the development and review of key credit risk policies.
●	The Credit Risk Rating System Policy applies across the full credit risk ratings and risk estimates lifecycle (i.e. development, implementation, monitoring, validation, use, and independent review), helping us reliably assess the credit risk to which Westpac may be exposed. A senior management self-assessment is presented for discussion at BRiskC annually. An independent review is also completed annually.
●	Model Risk independently assesses and approves all credit risk models, and periodically reviews these in line with the Group Model Risk Policy and governance. Models are approved under delegated authority from the Deputy Chief Risk Officer. Model Risk is overseen by Westpac’s Model Risk Committee.
●	In determining the provision for ECL, the forward-looking economic inputs and the probability weightings of the forward-looking scenarios as well as any adjustments made to the modelled outcomes are subject to the approval of the Chief Financial Officer and the Chief Risk Officer with oversight from the Board of Directors (and its Committees).
●	Policies are in place for the delegation of credit approval authorities and formal limits for the extension of credit.
●	Credit policies are established and maintained throughout Westpac covering the end-to-end credit lifecycle including origination, evaluation, approval, documentation, settlement and ongoing management of credit risks. Specific policies and limits are in place to manage concentration risks, including to large exposures, industry concentration, and country risk.
●	Climate change-related credit risks are considered in line with our Positions, Action Plans, and Sustainability Customer Requirements. Climate change risks are managed in accordance with the Sustainability Risk Management Framework (SRMF); Climate Risk Policy, Environmental, Social and Governance (ESG) Credit Risk Policy; and Board Risk Appetite Statements (RAS). The Climate Change Credit Risk Committee oversees work to identify and manage the potential impact on credit exposures from climate change-related transition and physical risks across Westpac and is a sub-committee of CREDCO.
●	Westpac’s ESG Credit Risk Policy details Westpac’s overall approach to managing ESG risks in the credit risk process for applicable customers and transactions in Business & Wealth and Institutional.

Note 11.Credit risk management (Continued)

11.2.  Credit risk ratings system

The principal objective of the credit risk rating system is to assess the credit risk to which Westpac is exposed. Westpac has two main approaches to this assessment.

Transaction-managed customers

Transaction managed customers are generally customers with business lending exposures. They are individually assigned a Customer Risk Grade (CRG), corresponding to their expected PD. Each facility is assigned an LGD. Westpac’s risk rating system has a tiered scale of risk grades for both non-defaulted customers and defaulted customers. Non-defaulted CRGs are mapped to Moody’s and S&P Global Ratings (S&P) external senior unsecured ratings.

The table below shows Westpac’s high level CRGs for transaction-managed portfolios mapped to Westpac’s credit quality disclosure categories and to their corresponding external rating.

Transaction-managed
Financial statement disclosure	Westpac CRG	Moody’s Rating	S&P Rating
Strong	A	Aaa – Aa3	AAA – AA–
	B	A1 – A3	A+ – A–
	C	Baa1 – Baa3	BBB+ – BBB–
Good/satisfactory	D	Ba1 – B1	BB+ – B+
Westpac Rating
Weak	E	Watchlist
	F	Special Mention
	G	Substandard/Default
	H	Doubtful/Default

Program-managed portfolio

The program-managed portfolio generally includes retail products such as mortgages, personal lending (including credit cards) as well as certain small to medium sized enterprise lending. These credit exposures are grouped into pools of similar risk based on the analysis of characteristics that have historically predicted the likelihood of default, and a PD is assigned relative to the credit exposure’s pool. The exposure is then assigned to strong, satisfactory or weak by benchmarking that PD against transaction-managed exposures, which are in turn mapped to external ratings per the above table. In addition, any program-managed exposures that are one or more days past due are classified as weak.

11.3.  Credit risk concentrations and maximum exposure to credit risk

Credit risk concentrations

Credit risk is concentrated when a number of counterparties are engaged in similar activities, have similar economic characteristics and thus may be similarly affected by changes in economic or other conditions.

Westpac monitors its credit portfolio to manage risk concentrations and rebalance the portfolio.

Individual customers or groups of related customers

Westpac has large exposure limits governing the aggregate size of credit exposure normally acceptable to individual customers and groups of related customers. These limits are tiered by customer risk grade.

Specific industries

Exposures to businesses, governments and other financial institutions are classified into a number of industry clusters based on related Australian and New Zealand Standard Industrial Classification (ANZSIC) codes and are monitored against Westpac’s industry risk appetite limits.

Individual countries

Westpac has limits governing risks related to individual countries, such as political situations, government policies and economic conditions that may adversely affect either a customer’s ability to meet its obligations to Westpac, or Westpac’s ability to realise its assets in a particular country.

Note 11.Credit risk management (Continued)

Maximum exposure to credit risk

The maximum exposure to credit risk (excluding collateral received) is represented by the carrying amount of on-balance sheet financial assets (which comprise cash and balances with central banks, collateral paid, trading securities and financial assets measured at FVIS, derivative financial instruments, investment securities, loans, other financial assets, and undrawn credit commitments.

The following tables set out the credit risk concentrations to which Westpac and the Parent Entity are exposed for on-balance sheet financial assets and for undrawn credit commitments.

The balances for trading securities and financial assets measured at FVIS and investment securities exclude equity securities as the primary financial risk is not credit risk.

The credit concentrations for each significant class of financial asset are:

Trading securities and financial assets measured at FVIS (Note 16)
●
58% (2024: 47%) were issued by financial institutions for Westpac;

59% (2024: 48%) for the Parent Entity.

●
41% (2024: 50%) were issued by government or semi-government authorities for Westpac;

40% (2024: 49%) for the Parent Entity.

●
87% (2024: 82%) were held in Australia by Westpac;

90% (2024: 86%) by the Parent Entity.

Investment securities (Note 17)
●
14% (2024: 17%) were issued by financial institutions for Westpac;

14% (2024: 17%) for the Parent Entity.

●
85% (2024: 82%) were issued by government or semi-government authorities for Westpac;

86% (2024: 83%) for the Parent Entity.

●
85% (2024: 91%) were held in Australia by Westpac;

92% (2024: 99%) by the Parent Entity.

Loans (Note 9)	The following tables provides a detailed breakdown of loans by industry and geographic classification.
Derivative financial instruments (Note 20)	● 78% (2024: 81%) were issued by financial institutions for Westpac; 77% (2024: 81%) by the Parent Entity. ● 73% (2024: 90%) were held in Australia by Westpac; 76% (2024: 91%) by the Parent Entity.

Note 11.Credit risk management (Continued)

		2025				2024
		Total all	Undrawn			Total all	Undrawn
		other on	credit			other on	credit
Consolidated		balance	commit-			balance	commit-
$m	Loans	sheet	ments	Total	Loans	sheet	ments	Total
Australia
Accommodation, cafes and restaurants	11,517	29	1,681	13,227	9,810	26	1,637	11,473
Agriculture, forestry and fishing	16,640	47	3,102	19,789	13,733	40	2,713	16,486
Construction	8,642	25	4,907	13,574	7,900	33	4,623	12,556
Finance and insurance	31,608	99,150	17,399	148,157	29,484	112,860	13,801	156,145
Government, administration and defence	690	108,516	1,679	110,885	811	99,830	1,558	102,199
Manufacturing	10,483	331	8,065	18,879	9,997	499	8,361	18,857
Mining	3,656	430	3,157	7,243	2,865	415	3,038	6,318
Property	66,631	516	15,006	82,153	60,767	546	13,771	75,084
Property services and business services	15,194	136	8,269	23,599	14,321	149	7,921	22,391
Services	15,215	101	8,426	23,742	13,015	108	8,369	21,492
Trade	17,384	241	9,288	26,913	15,159	366	9,933	25,458
Transport and storage	12,812	691	6,076	19,579	10,289	681	6,313	17,283
Utilities	10,587	754	8,561	19,902	8,175	983	8,373	17,531
Retail lending	527,181	995	82,940	611,116	511,025	1,056	84,006	596,087
Other	1,297	614	1,356	3,267	1,577	592	1,781	3,950
Total Australia	749,537	212,576	179,912	1,142,025	708,928	218,184	176,198	1,103,310
New Zealand
Accommodation, cafes and restaurants	305	3	31	339	313	3	32	348
Agriculture, forestry and fishing	7,838	47	565	8,450	8,352	41	573	8,966
Construction	508	1	528	1,037	385	1	566	952
Finance and insurance	4,066	13,101	1,951	19,118	4,757	11,364	1,838	17,959
Government, administration and defence	183	9,872	712	10,767	210	8,820	812	9,842
Manufacturing	1,846	100	1,424	3,370	1,785	58	1,444	3,287
Mining	91	1	124	216	151	2	125	278
Property	7,835	407	1,362	9,604	7,604	649	1,080	9,333
Property services and business services	972	54	497	1,523	962	121	357	1,440
Services	1,951	42	968	2,961	1,961	45	823	2,829
Trade	2,475	30	1,155	3,660	2,164	32	1,154	3,350
Transport and storage	581	55	521	1,157	661	105	362	1,128
Utilities	1,768	416	2,177	4,361	1,621	557	1,340	3,518
Retail lending	63,738	101	13,877	77,716	63,563	117	14,221	77,901
Other	112	99	146	357	108	77	123	308
Total New Zealand	94,269	24,329	26,038	144,636	94,597	21,992	24,850	141,439
Other overseas
Accommodation, cafes and restaurants	76	-	15	91	85	-	11	96
Agriculture, forestry and fishing	2	-	1	3	2	-	1	3
Construction	35	-	82	117	34	-	73	107
Finance and insurance	6,056	9,000	5,669	20,725	3,656	9,447	4,964	18,067
Government, administration and defence	53	11,034	-	11,087	-	4,389	-	4,389
Manufacturing	1,498	4	2,313	3,815	958	3	1,500	2,461
Mining	38	-	961	999	28	-	931	959
Property	651	2	131	784	472	2	37	511
Property services and business services	962	30	936	1,928	503	35	797	1,335
Services	65	-	556	621	36	-	629	665
Trade	1,324	4	2,575	3,903	909	3	1,813	2,725
Transport and storage	741	17	422	1,180	527	15	108	650
Utilities	644	2	1,495	2,141	232	1	139	372
Retail lending	340	-	22	362	328	-	13	341
Other	71	161	41	273	40	97	47	184
Total other overseas	12,556	20,254	15,219	48,029	7,810	13,992	11,063	32,865
Total gross credit risk	856,362	257,159	221,169	1,334,690	811,335	254,168	212,111	1,277,614

Note 11.Credit risk management (Continued)

		2025				2024
		Total all	Undrawn			Total all	Undrawn
		other on	credit			other on	credit
Parent Entity		balance	commit-			balance	commit-
$m	Loans	sheet	ments	Total	Loans	sheet	ments	Total
Australia
Accommodation, cafes and restaurants	11,482	29	1,681	13,192	9,777	26	1,637	11,440
Agriculture, forestry and fishing	16,551	47	3,102	19,700	13,659	40	2,713	16,412
Construction	7,835	24	4,907	12,766	7,188	31	4,623	11,842
Finance and insurance	31,561	143,639	17,399	192,599	29,430	160,947	13,801	204,178
Government, administration and defence	689	108,518	1,679	110,886	809	99,831	1,558	102,198
Manufacturing	10,289	331	8,065	18,685	9,811	496	8,361	18,668
Mining	3,609	430	3,157	7,196	2,816	415	3,038	6,269
Property	66,610	518	15,006	82,134	60,743	548	13,771	75,062
Property services and business services	14,879	135	8,269	23,283	14,013	151	7,921	22,085
Services	14,985	101	8,426	23,512	12,802	107	8,369	21,278
Trade	17,179	241	9,288	26,708	14,962	365	9,933	25,260
Transport and storage	12,424	691	6,076	19,191	9,978	682	6,313	16,973
Utilities	10,556	755	8,561	19,872	8,145	983	8,373	17,501
Retail lending	527,180	995	82,940	611,115	511,023	1,056	84,006	596,085
Other	1,055	559	1,356	2,970	1,330	521	1,781	3,632
Total Australia	746,884	257,013	179,912	1,183,809	706,486	266,199	176,198	1,148,883
New Zealand
Accommodation, cafes and restaurants	-	2	-	2	-	2	-	2
Agriculture, forestry and fishing	-	27	3	30	-	11	4	15
Construction	1	-	38	39	2	-	78	80
Finance and insurance	-	8,207	109	8,316	-	5,969	112	6,081
Government, administration and defence	-	2,529	8	2,537	-	2,087	2	2,089
Manufacturing	29	96	83	208	35	55	82	172
Mining	2	1	-	3	-	1	61	62
Property	-	82	-	82	-	141	-	141
Property services and business services	2	51	18	71	2	21	13	36
Services	-	37	8	45	-	39	6	45
Trade	397	28	237	662	266	28	223	517
Transport and storage	1	56	30	87	1	76	32	109
Utilities	4	300	141	445	-	327	94	421
Retail lending	-	-	-	-	-	-	-	-
Other	-	5	1	6	-	-	1	1
Total New Zealand	436	11,421	676	12,533	306	8,757	708	9,771
Other overseas
Accommodation, cafes and restaurants	67	-	14	81	74	-	11	85
Agriculture, forestry and fishing	1	-	1	2	1	-	1	2
Construction	23	-	66	89	24	-	66	90
Finance and insurance	6,051	8,926	5,656	20,633	3,648	9,047	4,957	17,652
Government, administration and defence	53	10,051	-	10,104	-	3,288	-	3,288
Manufacturing	1,409	4	2,309	3,722	895	4	1,498	2,397
Mining	15	-	959	974	2	-	928	930
Property	378	1	117	496	241	1	16	258
Property services and business services	894	30	932	1,856	480	35	794	1,309
Services	41	-	554	595	17	-	626	643
Trade	1,121	3	2,543	3,667	768	3	1,787	2,558
Transport and storage	705	17	419	1,141	499	15	103	617
Utilities	639	2	1,495	2,136	228	1	139	368
Retail lending	308	-	22	330	282	-	10	292
Other	55	90	29	174	30	94	20	144
Total other overseas	11,760	19,124	15,116	46,000	7,189	12,488	10,956	30,633
Total gross credit risk	759,080	287,558	195,704	1,242,342	713,981	287,444	187,862	1,189,287

Note 11.Credit risk management (Continued)

11.4.  Credit quality of financial assets

Credit quality disclosures

The following tables show the credit quality of gross credit risk exposures measured at amortised cost or at FVOCI to which the impairment requirements apply. The credit quality is determined by reference to the credit risk ratings system (refer to Note 11.2) and expectations of future economic conditions under multiple scenarios.

Consolidated		2025				2024
$m	Stage 1	Stage 2	Stage 3	Total[a]	Stage 1	Stage 2	Stage 3	Total[a]
Loans - housing
Strong	332,203	27,057	-	359,260	311,054	24,975	-	336,029
Good/satisfactory	159,998	40,537	-	200,535	159,016	45,242	-	204,258
Weak	1,939	13,973	5,959	21,871	2,512	16,389	6,893	25,794
Total loans - housing	494,140	81,567	5,959	581,666	472,582	86,606	6,893	566,081
Loans - personal
Strong	3,964	81	-	4,045	4,104	104	-	4,208
Good/satisfactory	4,561	744	-	5,305	5,254	825	-	6,079
Weak	127	465	152	744	191	570	190	951
Total loans - personal	8,652	1,290	152	10,094	9,549	1,499	190	11,238
Loans - business
Strong	108,843	9,453	-	118,296	81,696	19,387	-	101,083
Good/satisfactory	99,300	37,145	-	136,445	75,873	47,282	-	123,155
Weak	295	6,020	3,546	9,861	200	6,347	3,231	9,778
Total loans - business	208,438	52,618	3,546	264,602	157,769	73,016	3,231	234,016
Investment securities
Strong	116,574	-	-	116,574	102,721	-	-	102,721
Good/satisfactory	-	-	-	-	-	71	-	71
Weak	-	494	-	494	-	649	-	649
Total investment securities[b]	116,574	494	-	117,068	102,721	720	-	103,441
All other financial assets
Strong	64,722	-	-	64,722	76,264	-	-	76,264
Good/satisfactory	848	-	-	848	899	-	-	899
Weak	216	-	-	216	229	-	-	229
Total all other financial assets	65,786	-	-	65,786	77,392	-	-	77,392
Undrawn credit commitments
Strong	154,443	8,981	-	163,424	140,786	14,341	-	155,127
Good/satisfactory	45,778	9,984	-	55,762	40,271	14,186	-	54,457
Weak	172	1,341	470	1,983	218	1,868	441	2,527
Total undrawn credit commitments	200,393	20,306	470	221,169	181,275	30,395	441	212,111

Total strong	780,749	45,572	-	826,321	716,625	58,807	-	775,432
Total good/satisfactory	310,485	88,410	-	398,895	281,313	107,606	-	388,919
Total weak	2,749	22,293	10,127	35,169	3,350	25,823	10,755	39,928
Total on and off-balance sheet	1,093,983	156,275	10,127	1,260,385	1,001,288	192,236	10,755	1,204,279

a.

This credit quality disclosure differs to that of credit risk concentration as it relates only to financial assets measured at amortised cost or at FVOCI and therefore excludes trading securities and financial assets measured at FVIS, and derivative financial instruments.

b.

Excludes equity instruments. Includes $976 million (2024: $1,172 million) debt securities at amortised cost, of which $482 million (2024: $452 million) were classified as strong, Nil (2024: $71 million) as good/satisfactory and $494 million (2024: $649 million) as weak.

Details of collateral held in support of these balances are provided in Note 11.5.

Note 11.Credit risk management (Continued)

Parent Entity		2025				2024
$m	Stage 1	Stage 2	Stage 3	Total[a]	Stage 1	Stage 2	Stage 3	Total[a]
Loans - housing
Strong	325,333	26,908	-	352,241	304,169	24,829	-	328,998
Good/satisfactory	112,497	34,157	-	146,654	117,339	33,284	-	150,623
Weak	1,661	13,153	5,253	20,067	2,233	15,471	6,235	23,939
Total loans - housing	439,491	74,218	5,253	518,962	423,741	73,584	6,235	503,560
Loans - personal
Strong	3,588	70	-	3,658	3,721	92	-	3,813
Good/satisfactory	4,135	585	-	4,720	4,849	647	-	5,496
Weak	114	413	144	671	178	512	180	870
Total loans - personal	7,837	1,068	144	9,049	8,748	1,251	180	10,179
Loans - business
Strong	96,856	8,462	-	105,318	70,448	18,047	-	88,495
Good/satisfactory	84,140	33,297	-	117,437	61,784	42,132	-	103,916
Weak	168	4,902	3,244	8,314	123	4,814	2,894	7,831
Total loans - business	181,164	46,661	3,244	231,069	132,355	64,993	2,894	200,242
Investment securities
Strong	108,880	-	-	108,880	95,346	-	-	95,346
Good/satisfactory	-	-	-	-	-	71	-	71
Total investment securities[b]	108,880	-	-	108,880	95,346	71	-	95,417
All other financial assets
Strong	105,946	-	-	105,946	119,265	-	-	119,265
Good/satisfactory	708	-	-	708	731	-	-	731
Weak	58	-	-	58	71	-	-	71
Total all other financial assets	106,712	-	-	106,712	120,067	-	-	120,067
Undrawn credit commitments
Strong	141,517	8,385	-	149,902	129,379	13,659	-	143,038
Good/satisfactory	35,731	8,259	-	43,990	30,827	11,667	-	42,494
Weak	166	1,208	438	1,812	212	1,707	411	2,330
Total undrawn credit commitments	177,414	17,852	438	195,704	160,418	27,033	411	187,862

Total strong	782,120	43,825	-	825,945	722,328	56,627	-	778,955
Total good/satisfactory	237,211	76,298	-	313,509	215,530	87,801	-	303,331
Total weak	2,167	19,676	9,079	30,922	2,817	22,504	9,720	35,041
Total on and off-balance sheet	1,021,498	139,799	9,079	1,170,376	940,675	166,932	9,720	1,117,327

a.

This credit quality disclosure differs to that of credit risk concentration as it relates only to financial assets measured at amortised cost or at FVOCI and therefore excludes trading securities and financial assets measured at FVIS, and derivative financial instruments.

b.	Excludes equity instruments. Includes Nil (2024: $71 million) debt securities at amortised cost which are all classified as good/satisfactory.

Details of collateral held in support of these balances are provided in Note 11.5.

Note 11.Credit risk management (Continued)

11.5.  Credit risk mitigation, collateral and other credit enhancements

Westpac uses a variety of techniques to reduce the credit risk arising from its lending activities. This includes Westpac establishing that it has direct, irrevocable and unconditional recourse to collateral and other credit enhancements through obtaining legally enforceable documentation.

Collateral

The table below describes the nature of collateral or security held for each relevant class of financial asset.

Loans – housing and personal[a]

Housing loans are secured by a mortgage over property and additional security may take the form of guarantees and deposits.

Personal lending (including credit cards and overdrafts) is predominantly unsecured. Where security is taken, it is restricted to eligible motor vehicles, caravans, campers, motor homes and boats. Personal lending also includes margin lending which is secured primarily by shares or managed funds.

Loans – business

Business loans may be secured, partially secured or unsecured. Security is typically taken by way of a mortgage over property and/or a general security agreement over business assets or other assets.

Other security such as guarantees, standby letters of credit or derivative protection may also be taken as collateral, if appropriate.

Trading securities, financial assets measured at FVIS and derivatives

These exposures are carried at fair value which reflects the credit risk.

For trading securities, no collateral is sought directly from the issuer or counterparty; however this may be implicit in the terms of the instrument (such as an asset-backed security). The terms of debt securities may include collateralisation.

For derivatives, master netting agreements are typically used to enable the effects of derivative assets and liabilities with the same counterparty to be offset when measuring these exposures. Additionally, collateralisation agreements are also typically entered into with major institutional counterparties to avoid the potential build-up of excessive mark-to-market positions. Derivative transactions are increasingly being cleared through central clearers.

a.	This includes collateral held in relation to associated credit commitments.

Management or risk mitigation

Westpac mitigates credit risk through controls covering:

Collateral and valuation management

The estimated realisable value of collateral held in support of loans is based on a combination of:

●
Formal valuations currently held for such collateral; and
●
Management’s assessment of the estimated realisable value of all collateral held.

This analysis also takes into consideration any other relevant knowledge available to management at the time. Updated valuations are obtained when appropriate.

Westpac revalues collateral related to financial markets positions on a daily basis and has formal processes in place to promptly call for collateral top-ups, if required. These processes include margining for non-centrally cleared customer derivatives as regulated by Australian Prudential Standard CPS226. The collateralisation arrangements are documented via the Credit Support Annex of the ISDA dealing agreements and Global Master Repurchase Agreements (GMRA) for repurchase transactions.

In relation to financial markets positions, Westpac only recognises collateral which is:

●
Cash, primarily in Australian dollars (AUD), New Zealand dollars (NZD), US dollars (USD), Canadian dollars (CAD), British pounds (GBP) or European Union euro (EUR);
●
Bonds issued by Australian Commonwealth, State and Territory governments or their Public Sector Enterprises, provided these attract a zero risk-weighting under Australian Prudential Standard (APS) 112;
●
Securities issued by other sovereign governments and supranationals as approved by an authorised credit officer; or
●
Protection bought via credit-linked notes (provided the proceeds are invested in cash or other eligible collateral).

Other credit enhancements

Westpac only recognises guarantees, standby letters of credit, or credit derivative protection from entities meeting minimum eligibility requirements (provided they are not related to the entity with which Westpac has a credit exposure) including but not limited to:

●
Sovereign;
●
Australia and New Zealand public sector;
●
ADIs and overseas banks with a minimum risk grade equivalent of A3 / A–; and
●
Others with a minimum risk grade equivalent of A3 / A–.

Credit Portfolio Management (CPM) manages Westpac’s corporate, sovereign and bank credit portfolios through monitoring the exposure and any offsetting hedge positions. CPM purchases credit protection from entities that meet minimum eligibility requirements.

Offsetting

Creditworthy customers domiciled in Australia and New Zealand may enter into formal agreements with Westpac, permitting Westpac to set-off gross credit and debit balances in their nominated accounts. Cross-border set-offs are not permitted.

Close-out netting is undertaken with counterparties with whom the Group has entered into a legally enforceable master netting agreement for their off-balance sheet financial market transactions in the event of default.

Further details of offsetting are provided in Note 23.

Central clearing

Westpac executes derivative transactions through central clearing counterparties. Central clearing counterparties mitigate risk through stringent membership requirements, the collection of margin against all trades placed, the default fund, and an explicitly defined order of priority of payments in the event of default.

Note 11.Credit risk management (Continued)

Collateral held against loans

Westpac analyses the coverage of the loan portfolio which is secured by the collateral that it holds. Coverage is measured as follows:

Coverage	Secured loan to collateral value ratio
Fully secured	Less than or equal to 100%
Partially secured	Greater than 100% but not more than 150%
Unsecured	Greater than 150%, or no security held (e.g. can include credit cards, personal loans, and exposure to highly rated corporate entities)

Westpac and the Parent Entity’s loan portfolio have the following coverage from collateral held:

		2025				2024
	Housing	Personal	Business		Housing	Personal	Business
%	loans[a]	loans	loans	Total	loans[a]	loans	loans	Total
Performing loans
Consolidated
Fully secured	100.0	10.2	67.3	88.9	100.0	9.7	68.1	89.6
Partially secured	-	4.6	14.7	4.6	-	11.1	14.2	4.2
Unsecured	-	85.2	18.0	6.5	-	79.2	17.7	6.2
Total	100.0	100.0	100.0	100.0	100.0	100.0	100.0	100.0
Parent Entity
Fully secured	100.0	11.3	67.5	89.1	100.0	10.7	68.3	89.9
Partially secured	-	5.2	14.6	4.5	-	12.2	14.1	4.1
Unsecured	-	83.5	17.9	6.4	-	77.1	17.6	6.0
Total	100.0	100.0	100.0	100.0	100.0	100.0	100.0	100.0

Non-performing loans
Consolidated
Fully secured	88.8	-	54.6	74.9	91.5	-	56.7	79.0
Partially secured	11.2	4.6	27.9	17.2	8.5	23.2	23.4	13.4
Unsecured	-	95.4	17.5	7.9	-	76.8	19.9	7.6
Total	100.0	100.0	100.0	100.0	100.0	100.0	100.0	100.0
Parent Entity
Fully secured	89.4	-	57.9	76.1	91.8	-	59.7	80.0
Partially secured	10.6	4.9	26.1	16.3	8.2	24.4	21.7	12.7
Unsecured	-	95.1	16.0	7.6	-	75.6	18.6	7.3
Total	100.0	100.0	100.0	100.0	100.0	100.0	100.0	100.0

a.	For the purpose of collateral classification, housing loans are classified as fully secured, unless they are non-performing in which case they may be classified as partially secured.

Details of the carrying value and associated provision for ECL are disclosed in Note 9 and Note 10, respectively. The credit quality of loans is disclosed in Note 11.4.

Collateral held against financial assets other than loans

	Consolidated		Parent Entity
$m	2025	2024	2025	2024
Cash, primarily for derivatives	3,188	3,079	2,365	2,936
Securities under reverse repurchase agreements[a]	28,269	17,950	28,269	17,950
Securities under derivatives[a]	679	112	452	112
Total other collateral held	32,136	21,141	31,086	20,998

a.	Securities received as collateral are not recognised in the Group and Parent Entity’s balance sheet.